Share capital (Tables)	3 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2025	28,747,289	244,605
Exercise of stock options	—	—
Issuance of common shares under employee share purchase plan	11,081	226
Release of restricted share units	31,738	1,090
Purchase of common shares held for cancellation (i)	(3,094,536)	(26,692)
Balance – March 31, 2026	25,695,572	219,229

(i) On May 9, 2025, the Company renewed its Normal Course Issuer Bid (“NCIB”) to repurchase and cancel up to 1,481,659 of its common shares, representing 5% of the Company’s issued and outstanding shares as of May 6, 2025, over the 12-month period commencing on May 20, 2025, and ending no later than May 19, 2026.